Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$211,940,416.00	0.9708677	$199,767,240.23	0.9151042	$12,173,175.77
Total Securities	$211,940,416.00	0.1809446	$199,767,240.23	0.1705517	$12,173,175.77

Weighted Avg. Coupon (WAC)	4.64%		4.65%
Weighted Avg. Remaining Maturity (WARM)	25.58		24.68
Pool Receivables Balance	$245,415,146.10		$230,767,513.41
Remaining Number of Receivables	32,890		32,233

Adjusted Pool Balance	$240,246,962.02		$226,009,329.54

III. COLLECTIONS

Principal:
Principal Collections	$14,362,770.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$218,486.67
Total Principal Collections	$14,581,256.95

Interest:
Interest Collections	$949,457.87
Late Fees & Other Charges	$32,154.35
Interest on Repurchase Principal	$-
Total Interest Collections	$981,612.22

Collection Account Interest	$795.29
Reserve Account Interest	$370.98
Servicer Advances	$-

Total Collections	$15,564,035.44

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,564,035.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,564,035.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$204,512.62		$204,512.62	$204,512.62
Collection Account Interest					$795.29
Late Fees & Other Charges					$32,154.35
Total due to Servicer					$237,462.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$287,885.73		$287,885.73

Total interest:		$287,885.73		$287,885.73	$287,885.73

Available Funds Remaining:					$15,038,687.45

3. Principal Distribution Amount:					$12,173,175.77
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,173,175.77
Class A Notes Total:		12,173,175.77		$12,173,175.77
Total Noteholders Principal				$12,173,175.77

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,865,511.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,168,184.08
Beginning Period Amount	$5,168,184.08
Current Period Amortization	$410,000.21
Ending Period Required Amount	$4,758,183.87
Ending Period Amount	$4,758,183.87
Next Distribution Date Required Amount	$4,365,882.36

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$28,306,546.02	$26,242,089.31	$26,242,089.31
Overcollateralization as a % of Adjusted Pool		11.78%	11.61%	11.61%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.11%	31,624	97.44%	$224,854,355.07
30 - 60 Days	1.51%	488	2.04%	$4,705,380.64
61 - 90 Days	0.29%	95	0.43%	$991,647.97
91 + Days	0.08%	26	0.09%	$216,129.73
		32,233		$230,767,513.41
Total
Delinquent Receivables 61 + days past due	0.38%	121	0.52%	$1,207,777.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	116	0.48%	$1,170,510.35
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	117	0.47%	$1,214,204.92
Three-Month Average Delinquency Ratio	0.36%		0.49%

Repossession in Current Period		19		$195,965.22
Repossession Inventory		33		$124,492.20

Charge-Offs
Gross Principal of Charge-Off for Current Period				$284,862.41
Recoveries				$(218,486.67)
Net Charge-offs for Current Period				$66,375.74

Beginning Pool Balance for Current Period				$245,415,146.10

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.72%
Net Loss Ratio for 2nd Preceding Collection Period				-0.05%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$8,505,696.30
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$1,203,697.36
Number of Extensions				119

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